Note Deposits - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deposits Abstract
Brokered deposits	$ 500	$ 500
Overdrafts in demand deposit accounts reclassified to loans	$ 5	$ 4